Property, Plant and Equipment (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		$ 22,104
Transfers		8	$ (2,632)
Additions		4,999	7,052
Disposals		(42)	(257)
Deconsolidation			(46,477)
Assets incorporated by business combination			338
Impairment / recovery			(123)
Cumulative translation adjustment		(504)	14,629
Depreciation charges	[1]	(4,242)	(6,350)
Net book amount at the ending		22,323	22,104
Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		77,108	108,679
Additions
Net book amount at the ending		81,569	77,108
Accumulated depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		(55,004)	(52,755)
Additions
Net book amount at the ending		(59,246)	(55,004)
Buildings and facilities [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		2,914	33,794
Transfers		133	(2,632)
Additions		122	1,935
Disposals			(109)
Deconsolidation			(36,459)
Assets incorporated by business combination			162
Impairment / recovery			(123)
Cumulative translation adjustment		(67)	8,043
Depreciation charges	[1]	(302)	(1,697)
Net book amount at the ending		2,800	2,914
Buildings and facilities [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		7,251	39,653
Additions
Net book amount at the ending		7,439	7,251
Buildings and facilities [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		(4,337)	(5,859)
Additions
Net book amount at the ending		(4,639)	(4,337)
Machinery and equipment [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		534	7,013
Transfers		13
Additions		68	1,749
Disposals		(1)	(45)
Deconsolidation			(9,511)
Assets incorporated by business combination			176
Impairment / recovery
Cumulative translation adjustment		(14)	2,428
Depreciation charges	[1]	(65)	(1,276)
Net book amount at the ending		535	534
Machinery and equipment [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		1,625	10,078
Additions
Net book amount at the ending		1,691	1,625
Machinery and equipment [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		(1,091)	(3,065)
Additions
Net book amount at the ending		(1,156)	(1,091)
Communication networks [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		14,963	12,413
Transfers
Additions		3,218	1,741
Disposals		(30)	(86)
Deconsolidation
Assets incorporated by business combination
Impairment / recovery
Cumulative translation adjustment		(391)	3,202
Depreciation charges	[1]	(2,649)	(2,307)
Net book amount at the ending		15,111	14,963
Communication networks [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		61,088	54,220
Additions
Net book amount at the ending		63,885	61,088
Communication networks [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		(46,125)	(41,807)
Additions
Net book amount at the ending		(48,774)	(46,125)
Others [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	[2]	3,693	2,704
Transfers	[2]	(138)
Additions	[2]	1,591	1,627
Disposals	[2]	(11)	(17)
Deconsolidation	[2]		(507)
Assets incorporated by business combination	[2]
Impairment / recovery	[2]
Cumulative translation adjustment	[2]	(32)	956
Depreciation charges	[1],[2]	(1,226)	(1,070)
Net book amount at the ending	[2]	3,877	3,693
Others [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	[2]	7,144	4,728
Additions				[3]
Net book amount at the ending	[2]	8,554	7,144
Others [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	[2]	(3,451)	(2,024)
Additions				[3]
Net book amount at the ending	[2]	$ (4,677)	$ (3,451)

[1]	As of June 30, 2019 and 2018, depreciation charges of property, plant and equipment were recognized: Ps. 3,881 and Ps. 3,304 in "Costs", Ps. 286 and Ps. 184 in "General and administrative expenses" and Ps. 75 and Ps. 52 in "Selling expenses", respectively in the Statements of Income, (Note 23). In addition, a depreciation charge in the amount of Ps. 2,810, was recognized in "Discontinued operations" as of June 30, 2018.
[2]	Includes furniture and fixtures and vehicles
[3]	Includes furniture and fixtures, vehicles and aircrafts which have been reclassified to held for sale. (See Note 4)